Investments in associates - Main Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in associates
Investments in associates	$ 1,911	$ 2,355	$ 5,336
Aeropuertos Ecologicos de Galapagos S.A.
Investments in associates
Main activity	Airport Operation	Airport Operation
Country of incorporation	Ecuador	Ecuador
Percentage of ownership	99.90%	99.90%
Investments in associates	$ 1,000	$ 1,000
Sociedad Aeroportuaria KunturWasi S.A.
Investments in associates
Main activity	Airport Operation	Airport Operation
Country of incorporation	Perú	Perú
Percentage of ownership	47.90%	47.90%
Others
Investments in associates
Country of incorporation	-	-
Investments in associates	$ 911	$ 1,355